Dividends - Dividends to the parent company (Details) - GBP (£) £ / shares in Units, £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Equity [Line Items]
Dividends	[1]	£ 968	£ 1,054	£ 195
Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends paid on ordinary shares per share (in GBP per share)		£ 0.941	£ 1.067	£ 0
Dividends	[1]	£ 961	£ 1,052	£ 194
– first special dividend 2023 | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends paid on ordinary shares per share (in GBP per share)		£ 0.941	£ 1.067	£ 0
– second special dividend | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends paid on ordinary shares per share (in GBP per share)		£ 0	£ 0	£ 0
Additional Tier 1 Instrument
Disclosure Of Other Equity [Line Items]
Dividends		£ 211	£ 202	£ 194
Additional Tier 1 Instrument | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends		211	202	194
Ordinary shares
Disclosure Of Other Equity [Line Items]
Dividends		750	850	0
Ordinary shares | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends		750	850	0
Ordinary shares | – first special dividend 2023 | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends		750	850	0
Ordinary shares | – second special dividend | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends		0	0	0
Preference shares | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends		£ 0	£ 0	£ 0
Dividends (in GBP per share)		£ 0.001	£ 0.001	£ 0.001

[1]	The dividends to the parent company includes dividend on ordinary share capital £750m (2022: £850m and 2021: nil) and coupon payments on additional tier 1 instrument £211m (2022: £202m and 2021: £194m).